Quarterly Holdings Report
for
Fidelity® Series Small Cap Discovery Fund
January 31, 2024
XS4-NPRT3-0324
1.968034.110
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)	24,450	1,647,930
CONSUMER DISCRETIONARY - 16.0%
Automobile Components - 4.5%
Adient PLC (a)	496,000	17,216,160
Lear Corp.	55,900	7,429,110
Patrick Industries, Inc.	294,500	29,564,855
		54,210,125
Diversified Consumer Services - 1.4%
Laureate Education, Inc. Class A	1,320,312	16,662,337
Household Durables - 3.2%
Helen of Troy Ltd. (a)(b)	121,800	13,946,100
LGI Homes, Inc. (a)(b)	209,931	24,773,957
SharkNinja Hong Kong Co. Ltd.	12,500	584,000
		39,304,057
Leisure Products - 1.3%
Brunswick Corp.	201,200	16,232,816
Specialty Retail - 4.1%
Academy Sports & Outdoors, Inc.	161,100	10,105,803
America's Car Mart, Inc. (a)(b)	131,235	7,990,899
American Eagle Outfitters, Inc.	234,988	4,657,462
Murphy U.S.A., Inc.	53,200	18,754,064
Upbound Group, Inc.	233,939	7,766,775
		49,275,003
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (a)	165,700	16,815,236
Wolverine World Wide, Inc.	131,637	1,100,485
		17,915,721
TOTAL CONSUMER DISCRETIONARY		193,600,059
CONSUMER STAPLES - 4.7%
Beverages - 1.3%
Coca-Cola Bottling Co. Consolidated	18,660	16,073,537
Consumer Staples Distribution & Retail - 3.4%
Performance Food Group Co. (a)	527,400	38,331,432
Sprouts Farmers Market LLC (a)	48,237	2,429,698
		40,761,130
TOTAL CONSUMER STAPLES		56,834,667
ENERGY - 7.1%
Energy Equipment & Services - 3.7%
Cactus, Inc.	182,500	7,745,300
Mattr Corp. Class A (a)	2,290,909	27,723,671
Total Energy Services, Inc.	1,295,130	9,074,435
		44,543,406
Oil, Gas & Consumable Fuels - 3.4%
Parkland Corp.	500,000	17,062,739
Sitio Royalties Corp. (b)	1,133,000	24,166,890
		41,229,629
TOTAL ENERGY		85,773,035
FINANCIALS - 13.8%
Banks - 1.7%
Cadence Bank	550,257	14,647,841
First Hawaiian, Inc.	277,188	6,012,208
		20,660,049
Capital Markets - 0.7%
Virtus Investment Partners, Inc.	35,600	8,405,516
Consumer Finance - 2.5%
FirstCash Holdings, Inc.	267,098	30,654,837
Financial Services - 1.5%
EVERTEC, Inc.	252,200	10,128,352
WEX, Inc. (a)	37,700	7,705,503
		17,833,855
Insurance - 7.4%
Assurant, Inc.	62,600	10,513,670
Enstar Group Ltd. (a)	87,022	23,225,302
First American Financial Corp.	552,500	33,343,375
Primerica, Inc.	95,200	22,292,032
		89,374,379
TOTAL FINANCIALS		166,928,636
HEALTH CARE - 3.9%
Biotechnology - 0.6%
Blueprint Medicines Corp. (a)	14,500	1,153,185
Keros Therapeutics, Inc. (a)	50,000	2,768,000
Vaxcyte, Inc. (a)	51,610	3,685,986
		7,607,171
Health Care Equipment & Supplies - 0.2%
Utah Medical Products, Inc.	24,619	1,950,071
Health Care Providers & Services - 2.8%
AdaptHealth Corp. (a)	395,300	2,854,066
AMN Healthcare Services, Inc. (a)	103,200	7,637,832
Owens & Minor, Inc. (a)	1,205,182	23,754,137
The Ensign Group, Inc.	700	79,254
		34,325,289
Pharmaceuticals - 0.3%
Arvinas Holding Co. LLC (a)	86,000	3,569,000
TOTAL HEALTH CARE		47,451,531
INDUSTRIALS - 26.7%
Aerospace & Defense - 0.7%
V2X, Inc. (a)	218,291	8,489,337
Building Products - 2.8%
Armstrong World Industries, Inc.	176,998	17,559,972
AZZ, Inc.	132,700	8,287,115
Tecnoglass, Inc. (b)	167,600	7,711,276
		33,558,363
Commercial Services & Supplies - 2.0%
The Brink's Co. (b)	299,582	24,218,209
Construction & Engineering - 1.0%
EMCOR Group, Inc.	51,900	11,838,909
Electrical Equipment - 1.2%
Atkore, Inc.	64,600	9,853,438
Encore Wire Corp. (b)	23,300	5,254,150
		15,107,588
Ground Transportation - 5.2%
TFI International, Inc.	193,100	25,386,857
TFI International, Inc. (Canada)	75,000	9,856,633
XPO, Inc. (a)(b)	319,890	27,331,402
		62,574,892
Machinery - 0.1%
Timken Co.	7,600	622,516
Professional Services - 10.5%
ASGN, Inc. (a)	296,198	27,493,098
Concentrix Corp. (b)	304,700	27,078,689
Genpact Ltd.	624,900	22,433,910
Kforce, Inc. (b)	286,228	19,563,684
Maximus, Inc.	365,797	29,673,453
		126,242,834
Trading Companies & Distributors - 3.2%
Beacon Roofing Supply, Inc. (a)	351,200	29,110,968
Core & Main, Inc. (a)	219,600	9,071,676
DXP Enterprises, Inc. (a)	24,600	792,612
		38,975,256
TOTAL INDUSTRIALS		321,627,904
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 4.2%
Ciena Corp. (a)	586,500	31,084,500
Lumentum Holdings, Inc. (a)	362,700	19,926,738
		51,011,238
Electronic Equipment, Instruments & Components - 5.1%
ePlus, Inc. (a)	105,300	7,954,362
Insight Enterprises, Inc. (a)	244,500	45,168,933
TD SYNNEX Corp.	75,700	7,568,486
Vishay Precision Group, Inc. (a)	21,911	698,523
		61,390,304
Semiconductors & Semiconductor Equipment - 3.9%
Cirrus Logic, Inc. (a)	173,800	13,417,360
Diodes, Inc. (a)	93,400	6,287,688
Ichor Holdings Ltd. (a)	663,222	24,008,636
SMART Global Holdings, Inc. (a)	195,600	3,843,540
		47,557,224
Software - 2.7%
Rapid7, Inc. (a)	294,815	16,223,669
Tenable Holdings, Inc. (a)	337,200	15,882,120
		32,105,789
TOTAL INFORMATION TECHNOLOGY		192,064,555
MATERIALS - 5.5%
Chemicals - 3.0%
Olin Corp.	585,900	30,507,813
The Chemours Co. LLC	180,035	5,431,656
		35,939,469
Containers & Packaging - 1.9%
Graphic Packaging Holding Co.	892,500	22,767,675
Metals & Mining - 0.6%
ERO Copper Corp. (a)	464,500	7,272,658
TOTAL MATERIALS		65,979,802
REAL ESTATE - 2.0%
Real Estate Management & Development - 2.0%
Cushman & Wakefield PLC (a)	303,106	3,188,675
Jones Lang LaSalle, Inc. (a)	116,600	20,645,196
		23,833,871
UTILITIES - 1.6%
Gas Utilities - 1.6%
Brookfield Infrastructure Corp. A Shares (b)	558,400	19,549,584
TOTAL COMMON STOCKS (Cost $920,041,758)		1,175,291,574

Money Market Funds - 9.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	25,231,500	25,236,546
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	83,882,656	83,891,044
TOTAL MONEY MARKET FUNDS (Cost $109,127,590)		109,127,590

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $1,029,169,348)	1,284,419,164
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(77,079,883)
NET ASSETS - 100.0%	1,207,339,281

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	30,296,753	324,120,579	329,180,786	1,642,344	-	-	25,236,546	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	70,453,469	382,478,511	369,040,936	76,894	-	-	83,891,044	0.3%
Total	100,750,222	706,599,090	698,221,722	1,719,238	-	-	109,127,590

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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